Loans and advances to customers - Assets, allowances and collateral (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	€ 882,921	€ 848,915	€ 790,470
Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Estimated collateral value	13,566
With property collateral | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Estimated collateral value	11,653
With other collateral | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Estimated collateral value	1,913
Gross carrying amount | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	34,218
Gross carrying amount | Without collateral | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	13,250
Gross carrying amount | With property collateral | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	16,228
Gross carrying amount | With other collateral | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	4,740
Accumulated impairment | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	(14,906)
Accumulated impairment | Without collateral | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	(8,636)
Accumulated impairment | With property collateral | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	(4,408)
Accumulated impairment | With other collateral | Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	€ (1,862)